Condensed Statements of Operations - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and Administrative Expense	$ 2,271,372	$ 362,637
Formation and operating costs			$ 279,246	$ 4,463,907
Loss from operations	(2,271,372)	(362,637)	(279,246)	(4,463,907)
Change in fair value of derivative warrant liabilities	(1,629,960)	4,082,040	(1,978,800)	11,625,960
Gain on marketable securities, dividends and interest, held in Trust Account	2,369,220	80,352	20,844	2,395,202
Transaction costs allocation to derivative warrant liabilities			(396,497)	0
Gain on settlement of underwriting fees			0	202,458
Net (loss) income	(1,532,112)	3,799,755	$ (2,633,699)	9,759,713
Common Class A [Member]
Net (loss) income	$ (1,225,690)	$ 3,039,804		$ 7,807,770
Weighted average shares outstanding, basic	23,000,000	23,000,000	5,158,940	23,000,000
Weighted average shares outstanding, diluted	23,000,000	23,000,000	5,158,940	23,000,000
Basic Net income (loss) per share	$ (0.05)	$ 0.13	$ (0.26)	$ 0.34
Diluted Net income (loss) per share	$ (0.05)	$ 0.13	$ (0.26)	$ 0.34
Common Class B [Member]
Net (loss) income	$ (306,422)	$ 759,951		$ 1,951,943
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,116,722	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,116,722	5,750,000
Basic Net income (loss) per share	$ (0.05)	$ 0.13	$ (0.26)	$ 0.34
Diluted Net income (loss) per share	$ (0.05)	$ 0.13	$ (0.26)	$ 0.34